Operating assets and liabilities - Intangible assets and property, plant and equipment - Property, plant and equipment - Depreciation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	kr 8,137	kr 6,033	kr 5,455
Impairment losses and reversals	4,556	1,049	710
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	4,703	3,799	3,522
Impairment losses and reversals	2,714	962	446
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	560	487	500
Impairment losses and reversals	5	9	4
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	1,439	1,120	1,053
Impairment losses and reversals	1,588	78	260
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	586	554	354
Other operating income and expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	849	73	26
Impairment losses and reversals	249	0	0
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	1,671	1,500	1,251
Impairment losses and reversals	kr 216	kr 9	kr 0